Prepaid expenses and other (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses and other
Gold bullion	$ 14.6	$ 9.3
Inventory	7.1	2.7
Prepaid gold		7.0
Prepaid expenses	17.0	17.5
Debt issue costs	0.7	0.6
Prepaid expenses and other	$ 39.4	$ 37.1